Investments Securities and Derivatives - Summary of Investments Securities And Derivatives (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investment securities and derivatives [abstract]
Total financial assets at FVTOCI	₸ 1,489,682	₸ 1,377,130
Total financial assets at FVTPL	17,149	642
Total investment securities and derivatives	₸ 1,506,831	₸ 1,377,772